Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit) from Continuing Operations

Income tax (benefit) expense from continuing operations is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Current:
Federal	$(8,856)	$1,681	$6,394
State	372	773	1,189
Deferred:
Federal	4,973	1,702	(70,873)
State	2,104	1,948	(17,614)

Total income tax (benefit) expense	$(1,407)	$6,104	$(80,904)

Schedule of Income Tax Reconciliation

The consolidated income tax provision was different from the amount computed using the U.S. statutory income tax rate for the following reasons:

	Year Ended December 31,
	2014	2013	2012
Pre-tax (loss) income from continuing operations	$(10,663)	$10,008	$13,375

Federal tax (benefit) expense, at statutory rates	(3,732)	3,503	4,681
State tax expense (benefit), net of federal tax effects	13	1,748	(173)
Entity restructuring reduction in state deferred tax assets	1,597	—	—
Non-deductible transaction costs	849	—	—
Permanent non-deductible expenses	203	241	97
Impact of equity investment income at statutory tax rate	128	575	476
Tax effect of uncertain tax position	(302)	86	152
Employment credits	(100)	(276)	—
Other	(63)	—	—
Reduction in gross deferred tax assets due to IRC Section 382 limitations	—	227	396
Decrease in valuation allowance	—	—	(86,533)

Total tax (benefit) expense from continuing operations	$(1,407)	$6,104	$(80,904)

Components of the Company's Deferred Tax Assets (Liabilities)

Components of the Company’s deferred tax assets (liabilities) are as follows:

	December 31,
	2014	2013
Tax basis of property, equipment and other assets over book basis	$58,080	$62,663
Net operating loss carryforwards	21,298	14,926
Deferred income	10,193	10,295
Deferred rent	6,515	5,594
Equity compensation accruals	3,894	2,645
Compensation and other accruals	2,842	2,682
Tax basis of goodwill and intangible property over book	1,881	1,488
Basis difference in investee	1,056	2,809
Alternative minimum tax credit carryforwards	779	779

Total deferred tax asset	$106,538	$103,881

Balance Sheet Presentation of the Company's Deferred Income Taxes

The balance sheet presentation of the Company’s deferred income taxes is as follows:

	December 31,
	2014	2013
Current deferred tax assets	$5,046	$4,412
Current deferred tax liabilities	(355)	(574)

Net current deferred tax assets	$4,691	$3,838
Non-current deferred tax assets	$102,168	$100,279
Non-current deferred tax liabilities	(321)	(236)

Net non-current deferred tax assets	101,847	100,043

Net deferred tax assets	$106,538	$103,881

Reconciliation of the Beginning and Ending Uncertain Tax Positions

A reconciliation of the beginning and ending uncertain tax positions is as follows:

Gross unrecognized tax benefits at January 1, 2012	$2,526
Increases in tax positions for prior years	152
Decreases in tax positions for prior years	—
Increases in tax positions for current year	—
Settlements	—
Lapse in statute of limitations	—

Gross unrecognized tax benefits at December 31, 2012	2,678
Increases in tax positions for prior years	—
Decreases in tax positions for prior years	—
Increases in tax positions for current year	132
Settlements	—
Lapse in statute of limitations	(47)

Gross unrecognized tax benefits at December 31, 2013	2,763
Increases in tax positions for prior years	43
Decreases in tax positions for prior years	—
Decreases in tax positions for current year	(210)
Settlements	—
Lapse in statute of limitations	(2,429)

Gross unrecognized tax benefits at December 31, 2014	$167